Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Currently payable [Abstract]
Federal	$ 21,252,000	$ 22,394,000	$ 28,480,000
State	3,065,000	3,024,000	2,845,000
Foreign	24,781,000	22,065,000	22,713,000
Current income tax (expense), total	49,098,000	47,483,000	54,038,000
Deferred expense (benefit) [Abstract]
Federal	(5,125,000)	170,000	(5,669,000)
State	502,000	603,000	(274,000)
Foreign	(1,555,000)	2,143,000	2,805,000
Deferred income tax (expense), total	(6,178,000)	2,916,000	(3,138,000)
Income taxes	42,920,000	50,399,000	50,900,000
Deferred tax assets [Abstract]
Benefit plans	21,148,000	17,375,000
Liabilities and reserves	11,499,000	9,140,000
Operating loss and credit carryovers	51,292,000	48,441,000
Other	17,151,000	16,096,000
Gross deferred tax assets	101,090,000	91,052,000
Valuation allowance	(43,048,000)	(41,049,000)
Deferred tax assets	58,042,000	50,003,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(21,139,000)	(19,430,000)
Other assets	(1,411,000)	(2,784,000)
Other	(31,741,000)	(26,668,000)
Deferred tax liabilities	(54,291,000)	(48,882,000)
Increase in Net Deferred Tax Assets		10,800,000
Increase in Other Current Assets		6,000,000
Increase in Other Comprehensive Income		16,800,000
Net deferred tax assets	3,751,000	1,121,000
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.10%	1.50%	1.00%
Tax credits (in hundredths)	(0.30%)	0.00%	(0.20%)
Taxes on foreign earnings (in hundredths)	(5.30%)	(4.10%)	(2.50%)
Resolution of prior years' tax matters (in hundredths)	(0.70%)	(1.40%)	(0.60%)
Valuation allowance adjustments (in hundredths)	(0.80%)	(0.50%)	(0.60%)
Revaluation of previously held interest	0.00%	0.00%	(0.70%)
Other, net (in hundredths)	(1.50%)	(1.60%)	(1.70%)
Effective tax rate (in hundredths)	27.50%	28.90%	29.70%
Earnings before income taxes [Abstract]
United States	55,461,000	79,118,000	70,023,000
Foreign	100,754,000	95,189,000	101,361,000
Total	156,215,000	174,307,000	171,384,000
Unremitted earnings of foreign subsidiaries	427,900,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of year	7,091,000	8,787,000
Increases for tax positions taken in the current year	818,000	599,000
Increases for tax positions taken in prior years	875,000	553,000
Decreases related to settlements with tax authorities	(3,113,000)	(1,678,000)
Decreases as a result of lapse of the applicable statutes of limitations	(374,000)	(1,362,000)
Foreign currency exchange rate changes	(2,000)	192,000
Balance at the end of year	5,295,000	7,091,000	8,787,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	5,100,000
Income tax interest and penalties accrued	100,000	1,000,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	1,700,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	128,900,000
Operating loss carryovers, subject to expiration	9,900,000
Operating loss carryovers, not subject to expiration	119,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	103,100,000
Operating loss carryovers, subject to expiration	$ 103,100,000